Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Balances of Related Parties) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non current assets
Accounts receivable:	$ 648,281	$ 648,281	$ 648,239
Long-term loans:
Long-term loans:		3,032,599	2,364,545
Accounts payable (Adjustment):
Accounts payable		(211,915)	(210,982)
Loans (Adjustment):
Loans (Adjustment):		3,816	2,508
Transfer of current liabilities:
Accounts receivable		(329,521)	(329,134)
Loans		(2,913,325)	(2,443,294)
Recorded interest		(229,935)	(31,882)
Industrias CH, S.A.B. de C.V. [Member]
Non current assets
Accounts receivable:		648,281	648,239
Long-term loans:
Long-term loans:	$ 730,278	530,281	88,433
Accounts payable (Adjustment):
Accounts payable		(205,902)	(204,917)
Loans (Adjustment):
Loans (Adjustment):			(998)
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Long-term loans:
Long-term loans:		806,397	705,064
Accounts payable (Adjustment):
Accounts payable		(2,096)	(2,122)
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Long-term loans:
Long-term loans:		1,695,921	1,571,048
Tuberias Procarsa, S.A. de C.V. [Member]
Accounts payable (Adjustment):
Accounts payable		(3,866)	(3,943)
Loans (Adjustment):
Loans (Adjustment):		3,866	3,943
Accounts payable other [Member]
Accounts payable (Adjustment):
Accounts payable		(51)
Pytsa Industrial, S.A. de C.V. [Member]
Loans (Adjustment):
Loans (Adjustment):		$ (50)	$ (437)